COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Lease Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Jazz [Member]
Lease [Line Items]
2015	$ 2,665
2016	2,674
2017	851
2018	413
2019	383
Total	6,986
TPSCo [Member]
Lease [Line Items]
2015	13,273
2016	12,771
2017	11,558
2018	10,913
2019	2,590
Total	$ 51,105